Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2017
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2017 and 2016, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2017 and 2016, the Partnership's investment in the Master Fund represents 35.47% and 74.91%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2017 and 2016 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2017 and 2016, respective ownership percentages of the Partnership are detailed below

	2017	2016

U.S. Feeder	35.47%	74.91%
Cayman Feeder	55.14	6.68

Total	90.61%	81.59%

:The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2017 and 2016 were $67,862,636 and $6,223,896, respectively, detailed below.

2017		2016
Direct investors (1)	$3,934,700		$3,294,748
U.S. Feeder	1,565,482		2,876,148
Cayman Feeder	62,362,454		53,000

Total	$67,862,636		$6,223,896

(1)	Includes profit share to the General Partner of $3,734,700 and a limited partner redemption of $200,000, totaling $3,934,700 at December 31, 2017. Includes profit share of $2,994,748 and General Partner redemptions of $300,000, totaling $3,294,748 at December 31, 2016.